Deferred Compensation and Retirement Plans - Schedule of Deferred Retirement Plans, Expected To Be Paid (Details) - Deferred compensation and pension plans $ in Thousands	Apr. 30, 2026 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2027	$ 46,516
2028	54,947
2029	55,946
2030	61,853
2031	71,998
2032-2036	$ 321,926